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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043


                   	  Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                      Pioneer High Income Trust
                      SCHEDULE OF INVESTMENTS 6/30/09 (unaudited)
      Principal
      Amount
      USD ($)                                                        Value ($)

                      ASSET BACKED SECURITIES - 2.9% of Net Assets
                      Transportation - 0.1%
                      Airlines - 0.1%
      256,736         Continental Airlines, Inc., Series B, 8.499%,  215,658
                      Total Transportation                           215,658

                      Banks - 0.5%
                      Thrifts & Mortgage Finance - 0.5%
      700,000    (a)  ACE Securities Corp., 0.764%, 4/25/35          593,157
      531,443    (a)  ACE Securities Corp., 0.914%, 12/25/34         274,377
      280,000    (a)  Bear Stearns Asset Backed Securities Trust, 0.  37,034
      557,458    (a)  Countrywide Asset-Backed Certificates, 0.494%, 372,965
      246,000    (a)  FBR Securitization Trust, 0.664%, 10/25/35     130,480
                      Total Banks                                   1,408,013

                      Diversified Financials - 0.3%
                      Other Diversified Financial Services - 0.2%
      1,435,000  (a)  Aircraft Finance Trust, 0.799%, 5/15/24 (144A) 430,500
      352,908    (a)  Aircraft Finance Trust, 0.819%, 5/15/24 (144A) 218,803
                      Total Diversified Financials                   649,303

                      Utilities - 2.0%
                      Electric Utilities - 0.8%
      2,300,000  (a)  Power Contract Financing III LLC, 0.995%, 2/5/2,156,250

                      Multi-Utilities - 1.2%
      3,990,232       Ormat Funding Corp., 8.25%, 12/30/20          3,172,235
                      Total Utilities                               5,328,485

                      TOTAL ASSET BACKED SECURITIES
                      (Cost $8,935,626)                             7,601,459

                      COLLATERALIZED MORTAGE BACKED SECURITIES - 1.6%
                      Consumer Services - 0.4%
                      Restaurants - 0.4%
      1,245,000       DB Master Finance LLC, 8.285%, 6/20/31 (144A) 1,037,471
                      Total Consumer Services                       1,037,471

                      Banks - 1.1%
                      Thrifts & Mortgage Finance - 1.1%
      720,000    (a)  Carrington Mortgage Loan Trust, 0.414%, 10/25/ 449,713
      1,504,000  (a)  Carrington Mortgage Loan Trust, 0.513%, 2/25/3 828,347
      417,156    (a)  Countrywide Alternative Loan Trust, 0.644%, 10 179,351
      498,847    (a)  Countrywide Alternative Loan Trust, 0.664%, 9/ 226,936
      710,369    (a)  Countrywide Alternative Loan Trust, 0.674%, 1/ 193,817
      308,389    (a)  Countrywide Home Loan Mortgage Pass Through Tr  74,418
      169,648    (a)  First Franklin Mortgage Loan Asset Backed Cert 108,725
      1,650,500  (a)  Luminent Mortgage Trust, 0.574%, 7/25/36       230,389
      420,470    (a)  Structured Asset Mortgage Investments, Inc., 0 190,250
      980,062    (a)  WaMu Mortgage Pass Through Certificates, 0.544 501,990
      234,762    (a)  WaMu Mortgage Pass Through Certificates, 0.794  59,323
                      Total Banks                                   3,043,259

                      Diversified Financials - 0.1%
                      Other Diversified Financial Services - 0.1%
      215,000    (a)  Chase Commercial Mortgage Securities Corp., 8. 206,822
                      Total Diversified Financials                   206,822
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                      (Cost $6,550,298)                             4,287,552

                      CORPORATE BONDS & NOTES - 123.5% of Net Assets
                      Energy - 10.5%
                      Oil & Gas Drilling - 0.9%
      3,453,669       DDI Holding AS, 9.3%, 1/19/12 (144A)          2,417,568

                      Oil & Gas Equipment & Services - 1.6%
      1,530,000  (m)  Compagnie Generale de Geophysique-Veritas, 9.51,526,175
      600,000   (a)(b)DP Producer AS, 0.0%, 12/5/11 (144A)            6,000
      1,100,000       Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)        220,000
NOK   4,600,000       Petrojack AS, 11.0%, 4/19/10                   178,667
      400,000   (a)(b)PetroProd, Ltd., 0.0%, 1/12/12 (144A)           60,000
      2,000,000       Sevan Marine ASA, 9.25%, 12/20/11 (144A)      1,600,000
      3,500,000       Skeie Drilling & Production ASA, 11.25%, 3/8/1 770,000
                                                                    4,360,842

                      Oil & Gas Exploration & Production - 6.8%
      775,000         Berry Petroleum Co., 10.25%, 6/1/14            782,750
      390,000         Denbury Resources, Inc., 9.75%, 3/1/16         400,725
      1,750,000       Hilcorp Energy I LP,  9.0%, 6/1/16 (144A)     1,522,500
      1,045,000       Linn Energy LLC, 11.75%, 5/15/17 (144A)       1,016,262
      2,020,000       Mariner Energy, Inc., 11.75%, 6/30/16         2,009,900
      2,500,000       Norse Energy Corp. ASA, 6.5%, 7/14/11 (144A)  1,125,000
NOK   3,000,000       Norse Energy Corp. ASA, 10.0%, 7/13/10         279,653
NOK   8,500,000       Norwegian Energy Co. AS, 11.0%, 4/13/12 (144A)1,175,319
      870,000         Parallel Petroleum Corp., 10.25%, 8/1/14       626,400
      945,000         PetroHawk Energy Corp., 9.125%, 7/15/13        940,275
      5,300,000       PetroQuest Energy, Inc., 10.375%, 5/15/12     4,584,500
      3,260,000       Quicksilver Resources, Inc., 7.125%, 4/1/16   2,542,800
      1,250,000  (c)  SandRidge Energy, Inc., 8.625%, 4/1/15        1,121,875
                                                                    18,127,959
                      Oil & Gas Refining & Marketing - 0.8%
      2,215,000       Tesoro Corp., 9.75%, 6/1/19                   2,187,313

                      Oil & Gas Storage & Transportation - 0.4%
      350,000    (a)  Enterprise Products Operating LLC, 8.375%, 8/1 281,750
      945,000    (a)  Southern Union Co., 7.2%, 11/1/66              642,600
                                                                     924,350
                      Total Energy                                  28,018,032

                      Materials - 18.2%
                      Commodity Chemicals - 3.1%
      2,240,000  (b)  ARCO Chemical Co., 9.8%, 2/1/20                705,600
      3,750,000  (b)  Basell Finance Co., 8.1%, 3/15/27 (144A)      1,612,500
      1,680,000  (b)  Georgia Gulf Corp., 9.5%, 10/15/14 (144A)      504,000
      2,560,000 (b)(m)Georgia Gulf Corp., 10.75%, 10/15/16           256,000
      1,000,000       Invista, 9.25%, 5/1/12 (144A)                  942,500
      4,500,000       Methanex Corp., 8.75%, 8/15/12                4,297,500
EURO  540,000    (b)  Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)        32,191
                                                                    8,350,291
                      Diversified Chemicals - 0.4%
      680,000         Ashland, Inc., 9.125%, 6/1/17 (144A)           707,200
EURO  350,000         Ineos Group Holdings Plc, 7.875%, 2/15/16 (144 152,187
      925,000         Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A) 286,750
                                                                    1,146,137
                      Specialty Chemicals - 0.5%
      3,000,000  (m)  Hexion U.S. Finance Corp., 9.75%, 11/15/14    1,350,000

                      Materials - 1.7 %
      5,690,000       AGY Holding Corp., 11.0%, 11/15/14            4,480,875

                      Construction Materials - 0.5%
      2,185,000       U.S. Concrete, Inc., 8.375%, 4/1/14           1,431,175

                      Metal & Glass Containers - 0.9%
      2,500,000       AEP Industries, Inc., 7.875%, 3/15/13         2,259,375

                      Paper Packaging - 3.5%
      2,795,000       Graham Packaging Co., 9.875%, 10/15/14        2,599,350
      5,540,000  (m)  Graphic Packaging International, Inc., 9.5%, 85,290,700
      2,250,000       U.S. Corrugated, Inc., 10.0%, 6/1/13          1,462,500
                                                                    9,352,550
                      Aluminum - 0.2%
      1,200,000  (b)  Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 ( 169,500
      730,891   (a)(c)Noranda Aluminum Acquisition Corp., 5.413%, 5/ 393,910
                                                                     563,410
                      Diversified Metals & Mining - 2.9%
      1,200,000       Blaze Recycling & Metals LLC, 10.875%, 7/15/12 696,000
      2,890,000       FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)2,774,400
      4,070,000  (m)  Teck Resources, Ltd., 10.25%, 5/15/16 (144A)  4,263,325
                                                                    7,733,725
                      Steel - 2.0%
      4,435,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (1442,483,600
      2,400,000       CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)2,682,000
                                                                    5,165,600
                      Forest Products - 0.4%
      1,645,000  (b)  Mandra Forestry Holdings, Ltd., 12.0%, 5/15/131,151,500

                      Paper Products - 2.1%
      645,000         Cellu Tissue Holdings, Inc., 11.5%, 6/1/14 (14 633,712
      405,000         Clearwater Paper Corp., 10.625%, 6/15/16 (144A 413,100
      5,450,000       Exopack Holding Corp., 11.25%, 2/1/14         4,469,000
                                                                    5,515,812
                      Total Materials                               48,500,450

                      Capital Goods - 10.5%
                      Aerospace & Defense - 1.7%
      3,600,000       Aeroflex, Inc., 11.75%, 2/15/15               2,556,000
      1,465,000  (m)  BE Aerospace, Inc., 8.5%, 7/1/18              1,380,762
      620,000    (m)  Bombardier, Inc., 8.0%, 11/15/14 (144A)        583,575
                                                                    4,520,337
                      Building Products - 1.0%
      1,935,000       Industrias Unidas SA de CV, 11.5%, 11/15/16  1 870,750
      4,735,000       Intcomex, Inc., 11.75%, 1/15/11               1,894,000
      1,500,000 (b)(m)Panolam Industries International, 10.75%, 10/1  75,000
                                                                    2,839,750
                      Heavy Electrical Equipment - 1.8%
      5,105,000       Altra Industrial Motion, 9.0%, 12/1/11        4,913,563

                      Industrial Conglomerates - 0.6%
      3,180,000  (b)  Indalex Holding Corp., 11.5%, 2/1/14           226,575
      2,639,000       Park-Ohio Industries, Inc., 8.375%, 11/15/14  1,293,110
                                                                    1,519,685
                      Construction & Farm Machinery & Heavy Trucks - 2.5%
      570,000         American Railcar Industries, Inc., 7.5%, 3/1/1 497,325
      3,250,000       Commercial Vehicle Group, Inc., 8.0%, 7/1/13  1,852,500
      3,975,000       Hawk Corp., 8.75%, 11/1/14                    3,940,219
      275,000         Titan International, Inc., 8.0%, 1/15/12       248,875
                                                                    6,538,919
                      Industrial Machinery - 2.0%
      2,440,000  (m)  Industrias Metalurgicas Pescarmona SA, 11.25%,1,488,400
      5,170,000       Mueller Water Products, Inc., 7.375%, 6/1/17  3,812,875
                                                                    5,301,275
                      Trading Companies & Distributors - 0.9%
      3,370,000       Wesco Distribution, Inc., 7.5%, 10/15/17      2,493,800
                      Total Capital Goods                           28,127,329

                      Commercial & Professional Services - 8.5%
                      Commercial Printing - 1.1%
      4,835,000       Sheridan Acquisition Corp., 10.25%, 8/15/11   2,901,000

                      Environmental & Facilities Services - 2.4%
      2,180,000 (b)(m)Aleris International, Inc., 10.0%, 12/15/16     46,325
      720,000         Clean Harbors, Inc., 11.25%, 7/15/12           719,100
      1,275,000  (a)  Ohio Air Quality Development Authority Revenue 127,500
      5,800,000  (m)  Waste Services, Inc., 9.5%, 4/15/14           5,466,500
                                                                    6,359,425
                      Office Services & Supplies - 3.4%
      11,830,000      Xerox Capital Trust I, 8.0%, 2/1/27           8,990,800

                      Diversified Support Services - 1.6 %
      570,000         DigitalGlobe, Inc., 10.5%, 5/1/14 (144A)       589,950
      820,000         KAR Holdings, Inc., 10.0%, 5/1/15              672,400
      4,450      (d)  MSX International UK, 12.5%, 4/1/12 (144A)    1,557,500
      1,870,000       Vangent, Inc., 9.625%, 2/15/15                1,552,100
                                                                    4,371,950
                      Total Commercial & Professional Services      22,623,175

                      Transportation - 1.2%
                      Air Freight & Logistics - 0.8%
      2,000,000       CEVA Group Plc, 10.0%, 9/1/14 (144A)          1,360,000
EURO  1,545,000       CEVA Group Plc, 10.0%, 12/1/16 (144A)          715,137
                                                                    2,075,137
                      Railroads - 0.4%
      1,250,000       Kansas City Southern de Mexico, 9.375%,5/1/12 1,187,500
                      Total Transportation                          3,262,637

                      Automobiles & Components - 4.8%
                      Auto Parts & Equipment - 4.3%
      1,250,000  (m)  Allison Transmission, Inc., 11.0%, 11/1/15  14 987,500
      2,605,000  (c)  Allison Transmission, Inc., 11.25%, 11/1/15  11,875,600
      4,535,000  (b)  Lear Corp., 8.75%, 12/1/16                    1,190,438
      1,500,000  (e)  Stanadyne Corp., 0.0%, 2/15/15                 675,000
      4,760,000       Stanadyne Corp., 10.0%, 8/15/14               3,712,800
      4,235,000       Tenneco Automotive, Inc., 8.625%, 11/15/14    3,049,200
                                                                    11,490,538
                      Tires & Rubber - 0.5%
      1,165,000       Goodyear Tire & Rubber Co., 10.5%, 5/15/16    1,176,650
                      Total Automobiles & Components                12,667,188

                      Consumer Durables & Apparel - 3.0%
                      Homebuilding - 0.9%
      3,060,000       Meritage Homes Corp., 6.25%, 3/15/15          2,402,100

                      Housewares & Specialities - 2.1%
      1,435,000  (m)  Jarden Corp., 7.5%, 5/1/17                    1,255,625
      3,690,000  (m)  Yankee Acquisition Corp., 8.5%, 2/15/15       3,108,825
      1,500,000  (m)  Yankee Acquisition Corp., 9.75%, 2/15/17      1,170,000
                                                                    5,534,450
                      Total Consumer Durables & Apparel             7,936,550

                      Consumer Services - 4.2%
                      Casinos & Gaming - 2.8%
      1,650,000  (b)  Buffalo Thunder Development Authority, 9.375%,  231,000
      975,000         FireKeepers Development Authority, 13.875%, 5/  899,437
      630,000         Galaxy Entertainment Finance Co., Ltd., 9.875%  529,200
      4,500,000       Little Traverse Bay Bands of Odawa Indians, 101,890,000
      1,375,000       Mashantucket Western Pequot Tribe, 8.5%, 11/15 687,500
      1,585,000       Pokagon Gaming Authority, 10.375%, 6/15/14    1,553,300
      275,000    (m)  Scientific Games International, Inc., 9.25%,  6 275,000
      2,015,000      Shingle Springs Tribal Gaming Authority, 9.375 1,209,000
      2,450,000  (b)  Trump Entertainment Resorts, Inc., 8.5%, 6/1/1 303,188
                                                                    7,577,625
                      Leisure Facilities - 0.0%
      2,000,000 (a)(b)HRP Myrtle Beach Operations LLC, 0.0%, 4/1/12   20,000
                      Specialized Consumer Services - 1.4%
      2,923,964 (a)(c)American Achievement Group Holding Corp., 16.7 533,975
      3,195,000  (e)  Visant Holding Corp., 10.25%, 12/1/13         3,171,037
                                                                    3,705,012
                      Total Consumer Services                      11,302,637

                      Media - 4.2%
                      Broadcasting & Cable - 3.7%
      3,200,000 (b)(m)CCH I Holdings LLC, 11.0%, 10/1/15 (144A)      384,000
      1,500,000  (b)  CCH II Holdings LLC, 10.25%, 9/15/10          1,575,000
EURO  3,750,000       Kabel Deutschland GMBH, 10.75%, 7/1/14        5,365,108
      4,615,000 (c)(m)Univision Communications, 9.75%, 3/15/15 (144A2,630,550
                                                                    9,954,658
                      Publishing - 0.5%
      1,400,000       TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)  1,134,000
                      Total Media                                   11,088,658

                      Retailing - 3.9%
                      Internet Retailing - 1.3%
      3,740,000       Ticketmaster, 10.75%, 7/28/16 (144A)          3,328,600

                      Specialty Stores - 1.7%
      4,615,000  (m)  Sally Holdings LLC, 10.5%, 11/15/16           4,568,850

                      Automotive Retailing - 0.9%
      3,475,000       Sonic Automotive, Inc., 8.625%, 8/15/13       2,432,500
                      Total Retailing                               10,329,950

                      Food, Beverage & Tobacco - 4.7%
                      Brewers - 2.6%
      5,885,000       Cia Brasileira de Bebida, 10.5%, 12/15/11     6,767,750

                      Packaged Foods & Meats - 0.9%
      775,000         Bertin, Ltd., 10.25%, 10/5/16 (144A)           639,375
      500,000         Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A 410,000
      2,410,000  (m)  Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)   1,355,625
                                                                    2,405,000
                      Tobacco - 1.2%
      3,450,000       Alliance One International, Inc., 10.0%, 7/15/3,268,875
                      Total Food, Beverage & Tobacco                12,441,625

                      Household & Personal Products - 0.6%
                      Household Products - 0.6%
      1,740,000       Central Garden & Pet Co., 9.125%, 2/1/13      1,663,875
                      Total Household & Personal Products           1,663,875

                      Health Care Equipment & Services - 8.9%
                      Health Care Equipment & Services - 0.9%
      2,875,000       Accellent, Inc., 10.5%, 12/1/13               2,436,562

                      Health Care Supplies - 2.1%
      1,000,000       Bausch & Lomb, Inc., 9.875%, 11/1/15           955,000
      4,085,000  (c)  Biomet, Inc., 10.375%, 10/15/17               3,952,237
      615,000         Inverness Medical Innovations, Inc., 9.0%, 5/1 595,013
                                                                    5,502,250
                      Health Care Services - 1.7%
      1,105,000       AMR HoldCo, 10.0%, 2/15/15                    1,121,575
      4,055,000       Rural/Metro Corp., 9.875%, 3/15/15            3,573,469
                                                                    4,695,044
                      Health Care Facilities - 2.6%
      535,000         HCA, Inc., 6.25%, 2/15/13                      468,125
      450,000         HCA, Inc., 8.5%, 4/15/19 (144A)                441,000
      3,308,147  (c)  HCA, Inc., 9.625%, 11/15/16                   3,250,940
      110,000         HCA, Inc., 9.875%, 2/15/17 (144A)              111,100
      3,725,000       Surgical Care Affiliates, Inc., 10.0%, 7/15/172,588,875
                                                                    6,860,040
                      Managed Health Care - 1.6%
      4,400,000       Multiplan, Inc., 10.375%, 4/15/16 (144A)      4,235,000
                      Total Health Care Equipment & Services        23,728,896

                      Pharmaceuticals & Biotechnology & Life Sciences - 3.2%
                      Pharmaceuticals - 3.2%
      2,070,000  (m)  Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/141,242,000
      2,075,000     Phibro Animal Health Corp., 10.0%, 8/1/13 (144  1,826,000
      3,070,000     Phibro Animal Health Corp., 13.0%, 8/1/14 (144 2,640,200
      2,917,000       Warner Chilcott Corp., 8.75%, 2/1/15          2,902,415
                                                                    8,610,615
                      Total Pharmaceuticals & Biotechnology & Life S8,610,615

                      Banks - 1.3%
                      Diversified Banks - 0.1%
      400,000    (a)  Banco Macro SA, 10.75%, 6/7/12                 200,000

                      Regional Banks - 1.2%
      1,225,000 (a)(f)PNC Financial Services Group, Inc., 8.25% 1,027,861 1,790,000 (a) State Street Capital Trust III, 8.25%, 3/15/42 1,512,085
      750,000   (a)(f)Wells Fargo Capital XV, 9.75%                  725,625
                                                                    3,265,571
                      Total Banks                                   3,465,571

                      Diversified Financials - 2.5%
                      Specialized Finance - 0.6%
      3,770,000       ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)1,696,500
                      Consumer Finance - 1.1%
      3,000,000  (m)  Ford Motor Credit Co., LLC, 7.875%, 6/15/10   2,849,595

                      Asset Management & Custody Banks - 0.5%
      575,000    (a)  Janus Capital Group, Inc., 6.5%, 6/15/12       531,134
      975,000    (a)  Janus Capital Group, Inc., 6.95%, 6/15/17      851,448
                                                                    1,382,582
                      Investment Banking & Brokerage - 0.3%
      1,325,000 (a)(f)Goldman Sachs Capital II, 5.793%               807,521
                      Total Diversified Financials                  6,736,198

                      Insurance - 8.9%
                      Insurance Brokers - 2.7%
      3,305,000       Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)2,780,331
      100,000         HUB International Holdings, Inc., 9.0%, 12/15/  81,625
      4,055,000       HUB International Holdings, Inc., 10.25%, 6/152,985,494
      1,035,000  (a)  U.S.I. Holdings Corp., 4.758%, 11/15/14 (144A) 672,750
      910,000         U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)   609,700
                                                                    7,129,900
                      Multi-Line Insurance - 1.2%
      3,075,000  (a)  Liberty Mutual Group, Inc., 10.75%, 6/15/58 (12,214,000
      1,100,000       MetLife, Inc., 10.75%, 8/1/39                 1,099,791
                                                                    3,313,791
                      Property & Casualty Insurance - 1.7%
      5,300,000       Allmerica Financial Corp., 7.625%, 10/15/25   4,452,000

                      Reinsurance - 3.3%
EURO  275,000    (a)  Atlas Reinsurance Plc, 11.77%, 1/10/11 (144A)  364,512
      375,000    (a)  Blue Fin, Ltd., 5.557% 4/10/12 (144A)          322,125
      250,000    (a)  Ibis Re, Ltd., 10.879%, 5/10/12 (144A)         250,125
      2,300,000 (a)(m)MBIA Insurance Co., 14.0% 1/15/33 (144A)       874,000
      250,000    (a)  Mystic Re II, Ltd., 10.668%, 6/7/11 (144A)     230,100
      9,000,000       NCO Group, Inc., 11.875%, 11/15/14            4,725,000
      250,000    (a)  Residential Reinsurance 2007, Ltd., 10.918%, 6 237,575
      850,000    (a)  Residential Reinsurance 2008, Ltd., 12.168%, 6 768,910
      650,000    (a)  Residential Reinsurance 2008, Ltd., 7.418%, 6/ 595,920
      500,000    (a)  Successor II, Ltd., 25.629%, 4/6/10 (144A)     453,150
                                                                    8,821,417
                      Total Insurance                              23,717,108

                      Real Estate - 1.2%
                      Real Estate Operating Companies - 1.2%
      198,588    (a)  Alto Palermo SA, 11.0%, 6/11/12 (144A)          95,322
      5,000,000       Forest City Enterprises, Inc., 7.625%, 6/1/15 3,150,000
                      Total Real Estate                             3,245,322

                      Software & Services - 4.1%
                      Internet Software & Services - 1.0%
      2,620,000       Terremark Worldwide, Inc., 12.0%, 6/15/17 (1442,515,200

                      IT Consulting & Other Services - 0.8%
      2,845,000       Activant Solutions, Inc., 9.5%, 5/1/16        2,197,763

                      Data Processing & Outsourced Services - 1.6%
      5,965,000  (m)  First Data Corp., 9.875%, 9/24/15             4,235,150

                      Systems Software - 0.7%
      5,745,000       Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)1,960,481
                      Total Software & Services                    10,908,594

                      Technology Hardware & Equipment - 0.2%
                      Computer Storage & Peripherals - 0.2%
      600,000         Seagate Technology International, 10.0%, 5/1/1 618,750
                      Total Technology Hardware & Equipment          618,750

                      Telecommunication Services - 15.2%
                      Integrated Telecommunication Services - 5.2%
      4,295,000       Broadview Networks Holdings, Inc., 11.375%, 9/3,393,050
      4,070,000       GC Impsat Holdings I Plc, 9.875%, 2/15/17 (1443,500,200
      3,000,000       GCI, Inc., 7.25%, 2/15/14                     2,737,500
      1,000,000       PAETEC Holding Corp., 8.875%, 6/30/17 (144A)   940,000
      3,865,000  (m)  PAETEC Holding Corp., 9.5%, 7/15/15           3,352,887
                                                                   13,923,637
                      Wireless Telecommunication Services - 10.0%
      905,000         Cell C Property, Ltd., 11.0%, 7/1/15 (144A)    814,500
      6,400,000       Cricket Communications, Inc., 9.375%, 11/1/14 6,304,000
      1,500,000       Digicel, Ltd., 9.25%, 9/1/12 (144A)           1,455,000
      4,320,000       Hughes Network Systems LLC, 9.5%, 4/15/14     4,212,000
      970,000         Hughes Network Systems LLC, 9.5%, 4/15/14 (144 945,750
      1,400,000  (e)  Inmarsat Finance II Plc, 10.375%, 11/15/12    1,449,000
      2,000,000  (c)  Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)  1,463,591
      2,500,000       Intelsat Corp., 9.25%, 6/15/16 (144A)         2,393,750
      2,500,000       Intelsat Jackson Holdings, Ltd., 11.5%, 6/15/12,450,000
      1,000,000       Intelsat Subsidiary Holding Co., Ltd., 8.5%, 1 960,000
      540,000    (m)  MetroPCS Wireless, Inc., 9.25%, 11/1/14 (144A) 534,600
      535,000         Telesat Canada, 11.0%, 11/1/15 (144A)          548,375
      800,000         Telesat Canada, 12.5%, 11/1/17 (144A)          788,000
      3,020,000       True Move Co., Ltd., 10.75%, 12/16/13 (144A)  2,310,300
                                                                    26,628,866
                      Total Telecommunication Services              40,552,503

                      Utilities - 3.7%
                      Electric Utilities - 1.0%
      4,345,000  (m) Texas Computer Electric Hold LLC, 10.25%, 11/1 2,704,763

                      Multi - Utilities - 0.5%
      1,325,000       PNM Resources, Inc., 9.25%, 5/15/15           1,227,281

                      Independent Power Producers & Energy Traders - 2.2%
      1,750,000  (m)  Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)     1,890,000
      2,800,000       Intergen NV, 9.0%, 6/30/17 (144A)             2,653,000
      3,200,000  (g)  Umoe BioEnergy ASA, 10.0%, 6/7/12             1,280,000
                                                                    5,823,000
                      Total Utilities                               9,755,044
                      TOTAL CORPORATE BONDS & NOTES
                      (Cost $411,774,602)                          329,300,707

                      CONVERTIBLE BONDS & NOTES - 7.3% of Net Assets
                      Energy - 2.4%
                      Oil & Gas Drilling - 1.5%
      2,265,000  (e)  Hercules Offshore, Inc., 3.375%, 6/1/38 (144A)1,395,806
      1,600,000       Transocean, Ltd., 1.5%, 12/15/37              1,466,000
      1,175,000       Transocean, Ltd., 1.625%, 12/15/37            1,110,375
                                                                    3,972,181
                      Oil & Gas Exploration & Production - 0.4%
      225,000         Carrizo Oil & Gas, Inc., 4.375%, 6/1/28        163,688
      1,340,000       Chesapeake Energy Corp., 2.5%, 5/15/37         948,050
                                                                    1,111,738
                      Coal & Consumable Fuels - 0.5%
      1,905,000       Massey Energy Co., 3.25%, 8/1/15              1,257,300
                      Total Energy                                  6,341,219

                      Transportation - 0.9%
                      Marine - 0.9%
      3,330,000       Horizon Lines, Inc., 4.25%, 8/15/12           2,335,162
                      Total Transportation                          2,335,162

                      Media - 0.3%
                      Movies & Entertainment - 0.3%
      1,432,000       Live Nation, Inc., 2.875%, 7/15/27             733,900
                      Total Media                                    733,900

                      Health Care Equipment & Services - 1.8%
                      Health Care Equipment & Services - 0.7%
      2,565,000  (e)  Hologic, Inc., 2.0%, 12/15/37                 1,821,150

                      Health Care Services - 0.3%
      1,210,000       Omnicare, Inc., 3.25%, 12/15/35                837,925

                      Health Care Facilities - 0.8%
      1,985,000       LifePoint Hospitals, Inc., 3.25%, 8/15/25     1,588,000
      780,000         LifePoint Hospitals, Inc., 3.5%, 5/15/14       625,950
                                                                    2,213,950
                      Total Health Care Equipment & Services        4,873,025

                      Technology Hardware & Equipment - 0.8%
                      Communications Equipment - 0.3%
      2,580,000 (b)(m)Nortel Networks Corp., 2.125%, 4/15/14         851,400

                      Electronic Equipment &  Instruments - 0.5%
      1,514,000       L-1 Identity Solutions, Inc., 3.75%, 5/15/27  1,196,060
                      Total Technology Hardware & Equipment         2,047,460

                      Telecommunication Services - 1.1%
                      Alternative Carriers - 0.9%
      3,025,000       Time Warner Telecom, Inc., 2.375%, 4/1/26     2,529,656

                      Wireless Telecommunication Services - 0.2%
      455,000         SBA Communications Corp., 4.0%, 10/1/14 (144A) 457,275
                      Total Telecommunication Services              2,986,931
                      TOTAL CONVERTIBLE BONDS & NOTES               19,317,697
                      (Cost $18,463,193)

                      MUNICIPAL BONDS - 6.7% of Net Assets
                      Indiana  - 2.1%
      1,650,000       East Chicago Industrial Pollution Control Reve1,535,391
      4,250,000       Indiana Development Finance Authority Revenue,4,075,920
                                                                    5,611,311
                      New Jersey - 1.4%
      4,525,000       New Jersey Economic Development Authority Reve3,620,271

                      New York - 1.1%
      3,475,000       New York City Industrial Development Agency Re2,839,214

                      North Carolina  - 2.1%
      6,300,000       Charlotte Special Facilities Refunding Revenue4,140,549
      2,000,000       Charlotte Special Facilities Refunding Revenue1,600,240
                                                                    5,740,789
                      TOTAL MUNICIPAL BONDS
                      (Cost $16,442,444)                            17,811,585

                      MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.9% 3,300,000 (a)(g)Non-Profit Preferred Funding Trust I, 12.0%, 92,272,809
                      TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
                      (Cost $3,293,400)                             2,272,809

                      SOVEREIGN DEBT OBLIGATIONS - 2.1% of Net Assets
                      Brazil - 1.3%
ITL   4,600,000, (e)  Banco Nacional de Desenvolimento Bndes, 8.0%, 3,432,246

                      Russia - 0.8%
      2,227,200  (e)  Russia Government International Bond, 7.5%, 3/2,192,679
                      TOTAL SOVEREIGN DEBT OBLIGATIONS
                      (Cost $4,257,455)                             5,624,925

                      FLOATING RATE LOAN INTERESTS - 3.4%  (h)
                      Energy - 0.1%
                      Oil & Gas Exploration & Production - 0.1%
      483,383         Venoco, Inc., Second Lien Term Loan, 4.375%, 5 372,204
                      Total Energy                                   372,204

                      Materials - 0.5%
                      Steel - 0.5%
      2,254,000       Niagara Corp., Term Loan, 7.25%, 6/30/14      1,256,605
                      Total Materials                               1,256,605

                      Capital Goods - 0.6%
                      Building Products - 0.6%
      166,094         Custom Building Products, Inc., First Lien Ter 149,485
      2,250,000       Custom Building Products, Inc., Second Lien Te1,524,375
                      Total Capital Goods                           1,673,860

                      Comercial & Professional Services - 0.1%
                      Diversified Support Services - 0.1%
      397,920         Rental Service Corp., Second Lien Initial Term 306,399
                      Total Commercial & Professional Services       306,399

                      Consumer Durables & Apparel - 0.0%
                      Homebuilding - 0.0%
      2,600,000 (b)(g)LandSource Communities Development, LLC, Secon  35,750
                      Total Consumer Durables & Apparel               35,750

                      Consumer Services - 0.2%
                      Casinos & Gaming - 0.2%
      2,500,000       Gateway Casinos & Entertainment, Inc., Advance 500,000
                      Total Consumer Services                        500,000

                      Household & Personal Products - 0.1%
                      Household Products - 0.1%
      142,443         Central Garden & Pet Co., Tranche B Term Loan, 132,286
                      Total Household & Personl Products             132,286

                      Health Care Equipment & Services - 0.5%
                      Health Care Equipment & Services - 0.5%
      1,477,273       Talecris Biotherapeutics Holdings Corp., First1,344,318
                      Total Health Care Equipment & Services        1,344,318

                      Diversified Financials - 0.9%
                      Other Diversified Financial Services - 0.9%
EURO  2,553,544  (c)  Louis Topco, Ltd., Term Loan, 9.012%, 6/1/17  2,459,442
                      Total Diversified Financials                  2,459,442

                      Insurance - 0.4%
                      Multi-Line Insurance - 0.4%
      385,875         AmWins Group, Inc., Initial Term Loan  3.11% - 244,066
      2,250,000       AmWins Group, Inc., Second Lien Initial Term L 855,000
                      Total Insurance                               1,099,066
                      TOTAL FLOATING RATE LOAN INTERESTS
                      (Cost $17,716,867)                            9,179,930

                      FIXED RATE LOAN INTERESTS - 0.3%
                      Semiconductors & Semiconductor Equipment - 0.3% Semiconductor Equipment - 0.3%
      1,027,655  (m)  Freescale Semiconductor, Inc., Incremental Ter 906,906
                      TOTAL FIXED RATE LOAN INTERESTS
                      (Cost $2,437,277)                              906,906

      Shares          COMMON STOCKS - 0.5%
                      Transportation - 0.2%
                      Airlines  - 0.2%
      96,367    (i)(m)Delta Airlines, Inc.                           557,965
                      Total Transportation                           557,965

                      Pharmaceuticals & Biotechnology & Life Sciences - 0.3% Pharmaceuticals - 0.3%
      17,818 Teva Pharmaceutical Industries, Ltd. (A.D.R.) 879,140 Total Pharmaceuticals & Biotechnology & Life S 879,140 TOTAL COMMON STOCKS
                      (Cost $2,886,220)                             1,437,105

                      CONVERTIBLE PREFERRED STOCK - 1.0%
                      Materials - 0.1%
                      Diversified Metals & Mining - 0.1%
      5,100           Freeport-McMoRan Copper & Gold, Inc., 6.75%    405,093
                      Total Materials                                405,093

                      Diversified Financials - 0.9%
                      Other Diversified Financial Services - 0.9%
      2,755           Bank of America Corp., 7.25%                  2,303,263
                      Total Other Diversified Financial Services 2,303,263 TOTAL CONVERTIBLE PREFERRED STOCK
                      (Cost $2,383,713)                             2,708,356

                      WARRANTS - 0.1%
                      Energy - 0.1%
                      Oil & Gas Exploration & Production - 0.1%
      2,500,000  (i)  Norse Energy Corp. ASA - CW11, Expires 7/14/11 368,987
                      Total Energy                                   368,987

                      Materials - 0.0%
                      Forest Products- 0.0%
      1,645      (i)  Mandra Forestry Holdings, Ltd. - CW13, Expires  1,645
                      Total Materials                                 1,645

                      Utilities- 0.0%
                      Independent Power Producer & Energy Traders- 0.0%
      150,592   (g)(i)Biofuel Energy ASA, Expires 6/7/12                0
                      Total Utilities                                   0
                      TOTAL WARRANTS
                      (Cost $523,408)                                370,632

                      TEMPORARY CASH INVESTMENTS - 13.4%
                      Security Lending Collateral - 13.4%(j)
                      Certificates of Deposit:
      800,016         Abbey National Plc, 1.27%, 8/13/09             800,016
      1,598,395       Cafco, 0.40%, 10/1/09                         1,598,395
      1,600,031       CBA, 1.35%, 7/16/09                           1,600,031
      1,119,151       Ciesco, 0.40%, 9/1/09                         1,119,151
      1,199,948       Fasco, 0.25%, 7/10/09                         1,199,948
      1,598,573       Kithaw, 0.40%, 9/21/09                        1,598,573
      1,599,635       Merrill Lynch, 0.61%, 8/14/09                 1,599,635
      1,200,023       Royal Bank of Canada NY, 1.19%, 8/7/09        1,200,023
      1,600,031       Societe Generale, 1.06%, 9/4/09               1,600,031
      1,440,028       Svenska Bank NY, 1.48%, 7/8/09                1,440,028
      1,600,031       U.S. Bank NA, 0.76%, 8/24/09                  1,600,031
                                                                    15,355,862
                      Commercial Paper:
      1,571,230       American Honda Finance Corp., 1.27%, 7/14/09  1,571,230
      800,016         CME Group, Inc., 1.21%, 8/6/09                 800,016
      1,200,467       GE, 0.47%, 9/18/09                            1,200,467
      322,957         GE, 0.79%, 10/26/09                            322,957
      1,600,031       HSBC Bank, Inc., 1.31%, 8/14/09               1,600,031
      400,008         IBM, 0.88%, 9/25/09                            400,008
      1,600,031       Monumental Global Funding, Ltd., 1.28%, 8/17/01,600,031
      1,440,028       New York Life Global, 0.75%, 9/4/09           1,440,028
                                                                    8,934,768
                      Tri-party Repurchase Agreements:
      5,334,392       Barclays Capital Markets, 0.01%, 7/1/09       5,334,392
      4,480,087       Deutsche Bank, 0.08%, 7/1/09                  4,480,087
                                                                    9,814,479
      Shares
                      Money Market Mutual Fund:
      1,600,031       JPMorgan, U.S. Government Money Market Fund   1,600,031
                      TOTAL SECURITIES LENDING COLLATERAL           35,705,140

                      TOTAL TEMPORARY CASH INVESTMENTS
                      (Cost $35,705,140)                            35,705,140
                 TOTAL INVESTMENTS IN SECURITIES - 163.7%
                      (Cost $531,369,643) (k)(l)                   436,524,803
                 OTHER ASSETS AND LIABILITIES - (7.1)%            (18,868,661)
                 PREFERRED SHARES AT REDEMPTION VALUE,
                 INCLUDING DIVIDENDS PAYABLE - (56.6)%           (151,014,907)
                 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100% 266,641,235

      (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold
                      normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2009, the value of these securities amounted to $124,371,033 or 46.6% of total net assets applicable to common shareowners.

      (a) Floating rate note. The rate shown is the coupon rate at June 30, 2009.

      (b)             Security is in default and is non-income producing.

      (c) Payment-in Kind (PIK) security which may pay interest in additional principal amount.

      (d)             Security is priced as a unit.

      (e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
                      The rate shown is the rate at June 30, 2009.

      (f) Security is a perpetual bond and has no definite maturity date.

      (g)           Indicates a security that has been deemed illiquid.
                    The aggregate cost of illiquid securities is $11,125,320. The aggregate value $3,608,559 represents
                   1.4% of total net assets applicable to common shareowners.

      (h) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London
             InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit
              (iv) other base lending rates used by commercial lenders.
The
              interest rate shown is the rate accruing at June 30, 2009.

      (i)             Non-income producing.

      (j) Security lending collateral is managed by Credit Suisse, New York Branch.

      (k)           At June 30, 2009, the net unrealized loss on investments
                     based on cost for federal income tax purposes
                    of $532,042,534 was as follows:

             Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $17,624,504

            Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (113,142,235)
          Net unrealized loss                           ($95,517,731)

           For financial reporting purposes net unrealized loss was $94,844,840 and cost of investments aggregated $531,369,643.

      (l)             Distribution of investments by country of issue,
                      as a percentage of total holdings, is as follows:
                     United States                                    80.2%
                      Canada                                           3.2
                      United Kingdom                                   2.3
                      Norway                                           2.1
                      Brazil                                           1.8
                      Cayman Islands                                   1.6
                      Bermuda                                          1.3
                      Germany                                          1.2
                      Netherlands                                      1.0
                      Mexico                                           0.8
                      Italy                                            0.8
                      Australia                                        0.6
                      Thailand                                         0.5
                      Russia                                           0.5
                      Colombia                                         0.4
                      Argentina                                        0.4
                      Virgin Islands                                   0.4
                      France                                           0.3
                      Israel                                           0.2
                      South Africa                                     0.2
                      Ireland                                          0.1
                      Singapore                                        0.1
                      Luxembourg                                       0.0
                                                                      100.0%
      (m)     At June 30, 2009, the following securities were out on loan:

      Principal
      Amount
      USD($)          Description                              Market Value
      750,000         Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)      $810,000
      2,137,000       Aleris International, Inc., 10.0%, 12/15/16     45,411
      1,237,000       Allison Transmission, Inc., 11.0%, 11/1/15 (14 977,230
      39,000          Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14  23,400
      304,000         BE Aerospace, Inc., 8.5%, 7/1/18               286,520
      507,000         Bombardier, Inc., 8.0%, 11/15/14 (144A)        477,214
      1,450,000       CCH I Holdings LLC, 11.0%, 10/1/15 (144A)      174,000
      687,000         Compagnie Generale de Geophysique-Veritas, 9.5 685,283
      1,101,000       Cricket Communications, Inc., 7.75%, 5/15/16* 1,059,713
      2,650,000       First Data Corp., 9.875%, 9/24/15             1,881,500
      783,000         Ford Motor Credit Co., LLC, 7.875%, 6/15/10    743,744
      152,000         Freescale Semiconductor, Inc., Incremental Ter 134,140
      100,000         Georgia Gulf Corp., 10.75%, 10/15/16            10,000
      1,665,000       Graphic Packaging International, Inc., 9.5%, 81,590,075
      220,000         Hexion U.S. Finance Corp., 9.75%, 11/15/14      99,000
      1,500,000       Industrias Metalurgicas Pescarmona SA, 11.25%, 915,000
      1,420,000       Jarden Corp., 7.5%, 5/1/17                    1,242,500
      2,063,000       MBIA Insurance Co., 14.0% 1/15/33 (144A)       783,940
      92,000          MetroPCS Wireless, Inc., 9.25%, 11/1/14 (144A)  91,080
      1,000,000       Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)    562,500
      2,407,000       Nortel Networks Corp., 2.125%, 4/15/14         794,310
      3,403,000       PAETEC Holding Corp., 9.5%, 7/15/15           2,952,103
      1,300,000       Panolam Industries International, 10.75%, 10/1  65,000
      3,698,000       Sally Holdings LLC, 10.5%, 11/15/16           3,661,020
      272,000         Scientific Games International, Inc., 9.25%, 6 272,000
      2,762,000       Teck Resources, Ltd., 10.25%, 5/15/16 (144A)  2,879,385
      4,300,000       Texas Computer Electric Hold LLC, 10.25%, 11/12,676,750
      185,000         United Rentals North America, 6.5%, 2/15/12*   179,450
      4,421,000       Univision Communications, 9.75%, 3/15/15 (144A2,519,970
      70,000          Waste Services, Inc., 9.5%, 4/15/14             65,975
      701,000         Wells Fargo Capital XV, 9.75%                  678,218
      3,653,000       Yankee Acquisition Corp., 8.5%, 2/15/15       3,077,653
      1,485,000       Yankee Acquisition Corp., 9.75%, 2/15/17      1,158,300

      Shares
      95,000          Delta Airlines, Inc.                           550,050
                                                                   $34,122,434
    *Awaiting pending sales, portion not part of portfolio at period end.

                      Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
                      EURO
                      ITL
                      NOK

                      Glossary of Terms:
                      (A.D.R.)

               Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.
                Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June
30, 2009, in valuing the Trust's assets:


                             Level 1      Level 2     Level 3     Total
Asset Backed Securitie      $0           $7,601,459     $0    $7,601,459
Collateralized Mortgag       0            4,287,552      0     4,287,552
Corporate Bonds & Note       0           329,300,707     0   329,300,707
Convertible Bonds & No       0           19,317,697      0    19,317,697
Municipal Bonds             0             17,811,585     0    17,811,585
Municipal Collateraliz      0            2,272,809       0     2,272,809
Sovereign Debt Obligat       0            5,624,925      0     5,624,925
Floating Rate Loan Int       0           9,179,930       0     9,179,930
Fixed Rate Loan Intere       0            906,906        0       906,906
Common Stocks             1,437,105          0           0     1,437,105
Convertible Preferred       405,093      2,303,263       0     2,708,356
Warrants                     0             370,632       0       370,632
Temporary Cash Investm       0           35,705,140      0    35,705,140
                Total     $1,842,198    $434,682,605    $0  $436,524,803

Other Financial Instru      ($291,400)       $0         $0    ($291,400)

* Other financial instruments include foreign exchange contracts.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.